Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Tax credit carryforwards	¥ 42,059	¥ 51,046
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	35.20%	37.60%	37.60%
Operating loss carryforwards for tax purposes	¥ 22,162
Tax credit carryforwards	24,453
Undistributed earnings of foreign subsidiaries	3,174,864
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	¥ 151,989
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2008
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2016
Expiration date for tax credit carryforwards	2016
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2024
Expiration date for tax credit carryforwards	2018
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	¥ 758,890
Tax credit carryforwards	¥ 17,606
Tax years remain open to examination by various tax jurisdictions	On and after January 1, 2000
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2016
Expiration date for tax credit carryforwards	2016
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2034
Expiration date for tax credit carryforwards	2035